Intangible assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Intangible assets other than goodwill [abstract]
Impairment loss on intangible assets	$ 0.0	$ 0.0